Leases (Tables)	6 Months Ended
Sep. 30, 2019
Leases [Abstract]
Types of assets which Nomura leases under operating leases

	Millions of yen
	March 31, 2019			September 30, 2019
	Cost	Accumulated depreciation	Net carrying amount	Cost	Accumulated depreciation	Net carrying amount
Real estate(1)	¥2,771	¥(1,498)	¥1,273	¥3,045	¥(1,774)	¥1,271
Aircraft	55,130	(310)	54,820	20,965	(447)	20,518

Total	¥57,901	¥(1,808)	¥56,093	¥24,010	¥(2,221)	¥21,789

(1)	Cost, accumulated depreciation and net carrying amounts include amounts relating to real estate utilized by Nomura.

Schedule of future minimum lease payments to be received on non-cancelable operating leases

	Millions of yen
		Years of receipt
	Total	Less than 1 year	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	More than 5 years
Minimum lease payments to be received	¥19,077	¥1,697	¥1,697	¥1,691	¥1,632	¥1,632	¥10,728

Lease expense

	Millions of yen	Millions of yen
	Three months ended September 30, 2019(1)	Six months ended September 30, 2019(1)
Lease expense:
Operating lease cost	¥11,944	¥23,889

Other income and expenses:
Gross sublease income(2)	¥1,306	¥2,717

(1)

Finance lease cost, short-term lease cost, variable lease cost and net gains (losses) on qualifying sale and leaseback transactions for the six and three months ended September 30, 2019 were not significant.

(2)	Gross sublease income represents income from subleases separate from lease payments made by Nomura on the head lease as lessee.

Cash payments made by Nomura as lessee

Millions of yen
Six months ended September 30, 2019
Operating cash flow for operating leases	¥24,123

ROU assets and lease liabilities

Millions of yen
Six months ended September 30, 2019
ROU assets recognized in connection with new operating leases	¥11,236

Maturity analysis of operating lease liabilities

Millions of yen
September 30, 2019
Operating lease
Years of payment
Less than 1 year	¥42,442
1 to 2 years	30,725
2 to 3 years	23,584
3 to 4 years	22,152
4 to 5 years	20,630
More than 5 years	79,939

Total undiscounted lease payments	¥219,472
Less: Impact of discounting	(24,519)

Lease liabilities as reported in the consolidated balance sheets	¥194,953

Weighted-average discount rate used to measure lease liabilities and weighted-average remaining lease term

September 30, 2019
Operating lease
Weighted-average discount rate used to measure lease liabilities	2.2%
Weighted-average remaining lease term	8.3 years